Stockholders’ Equity - Noncontrolling Ownership Interest (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Bakkt Opco Holdings, LLC
Noncontrolling Interest [Line Items]
Ownership percentage, Total Opco common units outstanding	100.00%	100.00%
Bakkt Opco Holdings, LLC
Noncontrolling Interest [Line Items]
Opco Common Units (in shares)	13,689,188	10,993,901
Class A Common Stock | Bakkt Opco Holdings, LLC
Noncontrolling Interest [Line Items]
Ownership percentage, Opco common units held by Bakkt Holdings, Inc.	48.00%	35.00%
Class A Common Stock | Opco common units held by Bakkt Holdings, Inc. | Bakkt Opco Holdings, LLC
Noncontrolling Interest [Line Items]
Opco Common Units (in shares)	6,510,885	3,793,837
Class V Common Stock | Bakkt Opco Holdings, LLC
Noncontrolling Interest [Line Items]
Ownership percentage, Opco common units held by noncontrolling interest holders	52.00%	65.00%
Class V Common Stock | Opco common units held by noncontrolling interest holders | Bakkt Opco Holdings, LLC
Noncontrolling Interest [Line Items]
Opco Common Units (in shares)	7,178,303	7,200,064